SUMMARY OF ACCOUNTING POLICIES - Summary of information of options outstanding (Details 3) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	758,947	369,939	370,339	425,600
Exercise price - Lower range	$ 8.30	$ 8.30	$ 8.30
Exercise price - Upper range	$ 15.90	$ 15.90	$ 15.90
Weighted-average exercise price	$ 12.74	$ 12.91	$ 12.96
Weighted-average remaining contractual life	5 years 4 months 24 days	1 year 10 months 24 days	2 years 10 months 24 days